Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42213
Entity Registrant Name	WeRide Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	21st Floor, Tower A, Guanzhou Life Science Innovation Center
Entity Address, Address Line Two	No. 51, Luoxuan Road, Guangzhou International Biotech Island
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	510005
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	KPMG Huazhen LLP
Auditor Firm ID	1186
Auditor Location	Beijing, China
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Central Index Key	0001867729
ADR
Document and Entity Information
Title of 12(b) Security	American Depositary Shares, eachrepresenting three Class A ordinary sharespar value US$0.00001 per share
Trading Symbol	WRD
Security Exchange Name	NASDAQ
Ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	1,027,322,464
Class A ordinary shares
Document and Entity Information
Title of 12(b) Security	Class A ordinary shares,par value US$0.00001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	972,508,041
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	54,814,423
Business Contact [Member]
Document and Entity Information
Contact Personnel Name	Jennifer Xuan Li
Entity Address, Address Line One	21st Floor, Tower A, Guanzhou Life Science Innovation Center
Entity Address, Address Line Two	No. 51, Luoxuan Road, Guangzhou International Biotech Island
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	510005
Entity Address, Country	CN
Country Region	86
City Area Code	20
Local Phone Number	2909-3388
Contact Personnel Email Address	ir@weride.ai